                             DIRECTOR CHOICE ACCESS
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

                         SUPPLEMENT DATED JULY 24, 2001
                      TO THE PROSPECTUS DATED MAY 1, 2001

The Mitchell Hutchins Series Trust changed its name to Brinson Series Trust.

All references to "Mitchell Hutchins Series Trust" should be deleted and replaced with "Brinson Series Trust."

All references to "Mitchell Hutchins" within the names of Sub-Accounts and Portfolios should be deleted and replaced with "Brinson."

Due to a typographical error, the Annual Fund Operating Expenses for the Brinson Series Trust Growth and Income Portfolio are corrected as follows: "Other Expenses" is 0.38% and "Total Fund Operating Expenses" is 1.33%. Due to this error, the figures in the Example Table for this Portfolio are as follows:

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 BRINSON
   SERIES TRUST
   GROWTH AND
   INCOME
   PORTFOLIO
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $30     $91    $155     $318    $29     $90    $154     $317     $30       $91      $155       $318
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $30     $91    $155     $323    $29     $90    $154     $322     $30       $91      $155       $323
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $30     $91    $155     $325    $29     $90    $154     $324     $30       $91      $155       $325
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $30     $91    $155     $330    $29     $90    $154     $329     $30       $91      $155       $330
 -----------------------------------------------------------------------------------------------------------------------

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3287
333-45301